EQUIPMENT	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
EQUIPMENT

8.	EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2024	$130,328	$997,416	$88,889	$60,343	$1,276,976
Additions	62,145	908,221	1,300	-	971,666
Disposals	(28,031)	(135,046)	(38,266)	-	(201,343)
Balance at December 31, 2025	164,442	$1,770,591	$51,923	$60,343	$2,047,299
Additions	138,057	557,744	9,540	-	705,341
Disposals	(17,837)	(165,940)	-	-	(183,777)
Foreign exchange	159	21,076	-	-	21,235
Balance at June 30, 2026	$284,821	2,183,471	61,463	60,343	2,590,098

Accumulated depreciation
Balance at December 31, 2024	$92,676	$591,603	$24,635	$38,520	$747,434
Charge for the year	41,903	205,491	12,568	6,546	266,508
Disposals	(24,246)	(121,765)	(12,706)	-	(158,717)
Balance at December 31, 2025	110,333	675,329	24,497	45,066	855,225
Charge for the period	25,233	180,175	5,702	2,293	213,403
Disposals	(17,197)	(147,452)	-	-	(164,649)
Foreign exchange	10	1,058	-	-	1,068
Balance at June 30, 2026	$118,379	709,110	30,199	47,359	905,047

Net book value:
December 31, 2025	$54,109	$1,095,262	$27,426	$15,277	$1,192,074
June 30, 2026	$166,442	1,474,361	31,264	12,984	1,685,051

Depreciation commences when assets are available for use. Depreciation expense for the three and six months ended June 30, 2026 of $4,441 (2025 - $7,966) and $6,758 respectively (2025 - $15,931) is included in the cost of sales.